United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
February 28, 2014 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—43.4%
		AUSTRALIAN DOLLAR—0.6%
		Sovereign—0.6%
47,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$44,903
		British Pound—6.3%
		Sovereign—6.3%
69,000		United Kingdom, Government of, 1.75%, 9/7/2022	108,235
172,500		United Kingdom, Government of, 4.75%, 3/7/2020	333,053
		TOTAL	441,288
		CANADIAN DOLLAR—1.5%
		Sovereign—1.5%
107,000		Canada, Government of, Bond, 4.00%, 6/1/2016	103,015
		DANISH KRONE—0.8%
		Sovereign—0.8%
300,000		Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	58,860
		Euro—20.2%
		Sovereign—20.2%
37,000	[1,2]	Austria, Government of, Sr. Unsecd. Note, 3.65%, 4/20/2022	58,752
60,000	[1,2]	Belgium, Government of, 2.75%, 3/28/2016	87,042
90,000		Bonos Y Oblig Del Estado, 3.25%, 4/30/2016	129,933
97,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	145,005
36,000		Buoni Poliennali Del Tes, 3.50%, 12/1/2018	52,930
158,000		Buoni Poliennali Del Tes, 3.75%, 8/1/2016	231,498
113,000		Buoni Poliennali Del Tes, 4.50%, 5/1/2023	170,322
183,000		France, Government of, Bond, 3.50%, 4/25/2026	280,194
45,000		Germany, Government of, Bond, 3.25%, 7/4/2015	64,697
140,000		Spain, Government of, 3.80%, 1/31/2017	206,498
		TOTAL	1,426,871
		JAPANESE YEN—10.6%
		Sovereign—10.6%
20,750,000		Japan, Government of, 0.40%, 6/20/2015	204,757
20,400,000		Japan, Government of, 1.30%, 3/20/2021	213,722
31,950,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	330,740
		TOTAL	749,219
		MEXICAN PESO—0.8%
		Sovereign—0.8%
7,000		Mex Bonos Desarr Fix Rate, 6.50%, 6/10/2021	54,600
		NORWEGIAN KRONE—0.9%
		Banking—0.9%
390,000		KFW, Foreign Gov't. Guarantee, (Series EMTN), 4.00%, 12/15/2014	66,051
		SINGAPORE DOLLAR—1.1%
		Sovereign—1.1%
90,000		Singapore, Government of, Sr. Unsecd. Note, 2.50%, 6/1/2019	74,894

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	SWEDISH KRONA—0.6%
	Sovereign—0.6%
260,000	Sweden, Government of, 3.00%, 7/12/2016	$42,506
	TOTAL BONDS (IDENTIFIED COST $3,147,471)	3,062,207
	PURCHASED PUT OPTIONS—0.0%
215,000	Barclays Bank AUD Call/NZD Put, Strike Price $1.10, Expiration Date 07/18/2014	1,631
1,000,000	BNP Paribas MXN Call/JPY Put, Strike Price $7.62, Expiration Date 3/5/2014	660
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $3,403)	2,291
	INVESTMENT COMPANY—51.9%
107,553[3]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $3,621,560 )	3,658,193
	TOTAL INVESTMENTS—95.3% (IDENTIFIED COST $6,772,434) [4]	6,722,691
	OTHER ASSETS AND LIABILITIES - NET—4.7%[5]	333,201
	TOTAL NET ASSETS—100%	$7,055,892
At February 28, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/7/2014	4,614,720 Japanese Yen	600,000 Mexican Neuvo Peso	$318
3/7/2014	300,000 Mexican Neuvo Peso	2,298,690 Japanese Yen	$134
3/7/2014	300,000 Mexican Neuvo Peso	2,301,510 Japanese Yen	$134
3/28/2014	246,296 Canadian Dollar	165,000 Euro	$(1,441)
3/28/2014	308,188 Canadian Dollar	$280,000	$(1,866)
3/28/2014	99,000 Euro	$135,739	$909
3/28/2014	148,000 Euro	$202,271	$2,011
3/28/2014	165,000 Euro	250,993 Canadian Dollar	$1,161
3/28/2014	6,897,100 Japanese Yen	413,000 Norwegian Krone	$717
3/28/2014	19,125,750 Japanese Yen	140,000 Euro	$(1,467)
3/28/2014	8,113,970 Japanese Yen	$79,271	$469
3/28/2014	7,657,598 Japanese Yen	$74,612	$643
3/28/2014	5,936,778 Japanese Yen	$58,117	$227
3/28/2014	78,000 Turkish Lira	$34,752	$231
3/28/2014	994,356 Norwegian Krone	$165,000	$494
3/28/2014	1,000,313 Norwegian Krone	$165,000	$1,485
4/1/2014	20,992,820 Japanese Yen	$205,000	$1,312

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
3/7/2014	495,000 Mexican Neuvo Peso	3,795,388 Japanese Yen	$(13)
3/7/2014	600,000 Mexican Neuvo Peso	4,614,720 Japanese Yen	$(193)
3/7/2014	2,301,510 Japanese Yen	300,000 Mexican Neuvo Peso	$(139)
3/7/2014	2,298,690 Japanese Yen	300,000 Mexican Neuvo Peso	$(111)
3/28/2014	165,000 Euro	246,296 Canadian Dollar	$(4,028)
3/28/2014	20,457,800 Japanese Yen	$ 200,000	$(1,049)
3/28/2014	21,640,112 Japanese Yen	$ 212,000	$(669)
3/28/2014	148,000 Euro	$ 202,301	$(1,981)
3/28/2014	78,000 Turkish Lira	$ 35,012	$29
3/28/2014	308,540 Canadian Dollar	$ 280,000	$1,548
3/28/2014	99,000 Euro	$ 136,228	$(420)
3/28/2014	998,003 Norwegian Krone	$ 165,000	$(1,101)
3/28/2014	995,462 Norwegian Krone	$ 165,000	$(678)
3/28/2014	250,993 Canadian Dollar	165,000 Euro	$70
3/28/2014	413,000 Norwegian Krone	6,897,100 Japanese Yen	$(1,672)
3/28/2014	140,000 Euro	19,125,750 Japanese Yen	$(3,814)
4/1/2014	749,634 Norwegian Krone	139,000 Canadian Dollar	$688
4/1/2014	20,972,525 Japanese Yen	$ 205,000	$(1,113)
4/1/2014	99,000 Euro	$ 135,718	$(930)
4/1/2014	103,000 Euro	$ 142,187	$18
4/1/2014	12,622,712 Japanese Yen	$ 124,000	$(53)
4/1/2014	69,500 Canadian Dollar	377,173 Norwegian Krone	$48
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(10,092)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $322,320 and $131,441, respectively. This is based on the contracts held as of each month-end throughout the three month period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of purchased options held by the fund throughout the period was $1,369. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these liquid restricted securities amounted to $145,794, which represented 2.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund`s Board of Trustees (the “Trustees”). At February 28, 2014, these restricted securities amounted to $145,794, which represented 2.1% of total net assets.
3	Affiliated holding.
4	At February 28, 2014, the cost of investments for federal tax purposes was $6,810,659. The net unrealized depreciation for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) outstanding foreign currency commitments was $87,968. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $766,393 and net unrealized depreciation from investments for those securities having an excess of cost over value of $854,361.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing-services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs:
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$3,062,207	$—	$3,062,207
Purchased Put Options	2,291	—	—	2,291
Investment Company[1]	3,658,193	—	—	3,658,193
TOTAL SECURITIES	$3,660,484	$3,062,207	$—	$6,722,691
OTHER FINANCIAL INSTRUMENTS[2]	$—	$10,092	$—	$10,092
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
EMTN	—Euro Medium Term Note
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014